Income Taxes (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Provision for Income Taxes
Provision for Income Taxes

(Canadian $ in millions)	2021	2020	2019
Consolidated Statement of Income
Current
Provision for income taxes for the current period	2,334	1,154	1,198
Adjustments for prior periods	(14)	10	(14)
Deferred
Origination and reversal of temporary differences	173	91	327
Effect of changes in tax rates	11	(4)	3
	2,504	1,251	1,514
Other Comprehensive Income and Equity
Income tax expense (recovery) related to:
Unrealized gains (losses) on FVOCI debt securities	(58)	143	140
Reclassification to earnings of (gains) on FVOCI debt securities	(14)	(25)	(26)
Gains (losses) on derivatives designated as cash flow hedges	(504)	541	521
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges	(149)	(16)	51
Unrealized gains (losses) on hedges of net foreign operations	180	(35)	(4)
Gains (losses) on remeasurement of pension and other employee future benefit plans	341	(88)	(196)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(70)	(10)	27
Unrealized gains on FVOCI equity securities	6	–	1
Share-based compensation	(10)	3	–
	(278)	513	514
Total provision for income taxes	2,226	1,764	2,028

Components of Total Provision for Income Taxes (Canadian $ in millions)	2021	2020	2019
Canada: Current taxes
Federal	650	694	791
Provincial	373	402	465
	1,023	1,096	1,256
Canada: Deferred taxes
Federal	233	(11)	(113)
Provincial	134	(6)	(66)
	367	(17)	(179)
Total Canadian	1,390	1,079	1,077
Foreign: Current taxes	940	450	308
Deferred taxes	(104)	235	643
Total foreign	836	685	951
Total provision for income taxes	2,226	1,764	2,028

Summary of Reconciliation of Effective Tax Rates
Set out below is a reconciliation of our
statutory
tax rates and income taxes that would be
payable
at these rates to the effective tax rates and provision for income taxes that we have recorded in our Consolidated Statement of Income:

(Canadian $ in millions, except as noted)		2021		2020		2019
Combined Canadian federal and provincial income taxes at the statutory tax rate	2,729	26.6%	1,688	26.6%	1,934	26.6%
Increase (decrease) resulting from:
Tax-exempt income from securities	(232)	(2.3)	(247)	(3.9)	(220)	(3.0)
Foreign operations subject to different tax rates	(137)	(1.3)	(175)	(2.8)	(158)	(2.2)
Write-down of goodwill	202	2.0	–	–	–	–
Change in tax rate for deferred taxes	11	0.1	(4)	(0.1)	3	–
Income attributable to investments in associates and joint ventures	(56)	(0.6)	(39)	(0.6)	(37)	(0.5)
Other	(13)	(0.1)	28	0.5	(8)	(0.1)
Provision for income taxes in the Consolidated Statement of Income and effective tax rate	2,504	24.4%	1,251	19.7%	1,514	20.8%

Summary of Components of Deferred Income Tax Balances
C
omponents of Deferred Tax Balances

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, October 31, 2020	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2021
Allowance for credit losses	849	(194)	–	(4)	651
Employee future benefits	337	2	(9)	–	330
Deferred compensation benefits	416	270	–	(1)	685
Other comprehensive income	(358)	–	250	–	(108)
Tax loss carryforwards	87	(53)	–	–	34
Tax credits	31	(31)	–	–	–
Premises and equipment	(361)	(39)	–	–	(400)
Pension benefits	78	104	(330)	–	(148)
Goodwill and intangible assets	(237)	(6)	–	2	(241)
Securities	11	(62)	–	–	(51)
Other	512	(175)	10	(4)	343
Net deferred tax assets (liabilities)	1,365	(184)	(79)	(7)	1,095
Comprising
Deferred tax assets	1,473				1,287
Deferred tax liabilities	(108)				(192)
Net deferred tax assets (liabilities)	1,365	–	–	–	1,095

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, November 1, 2019 (1)	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2020
Allowance for credit losses	511	334	–	4	849
Employee future benefits	325	11	1	–	337
Deferred compensation benefits	483	(69)	–	2	416
Other comprehensive income	(143)	–	(218)	3	(358)
Tax loss carryforwards	145	(59)	–	1	87
Tax credits	189	(189)	–	31	31
Premises and equipment	(282)	(78)	–	(1)	(361)
Pension benefits	27	(35)	86	–	78
Goodwill and intangible assets	(217)	(18)	–	(2)	(237)
Securities	50	(39)	–	–	11
Other	441	55	–	16	512
Net deferred tax assets (liabilities)	1,529	(87)	(131)	54	1,365
Comprising
Deferred tax assets	1,589				1,473
Deferred tax liabilities	(60)				(108)
Net deferred tax assets (liabilities)	1,529	–	–	–	1,365

(1)	Includes IFRS 16 adoption adjustment of $21 million (refer to Note 1).